UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
3/31/14 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (41.0%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.5%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028 to July 20, 2036		$109,079	$123,660
6s, with due dates from April 15, 2028 to November 20, 2038		329,929	367,063
5 1/2s, April 20, 2038		502,852	556,496
5s, TBA, April 1, 2044		1,000,000	1,090,547
4 1/2s, TBA, April 1, 2044		1,000,000	1,078,438
4s, TBA, April 1, 2044		5,000,000	5,255,078

			8,471,282
U.S. Government Agency Mortgage Obligations (31.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to July 1, 2031		51,680	61,158
7s, with due dates from November 1, 2026 to May 1, 2032		378,484	434,597
5 1/2s, December 1, 2033		40,325	44,614

Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to November 1, 2030		27,452	32,089
7s, with due dates from December 1, 2028 to December 1, 2035		672,366	774,693
6 1/2s, September 1, 2036		19,153	21,327
6s, January 1, 2038		455,910	506,825
5 1/2s, TBA, April 1, 2044		1,000,000	1,103,750
5s, February 1, 2039		49,037	53,492
4 1/2s, April 1, 2041		119,511	127,536
4 1/2s, TBA, May 1, 2044		5,000,000	5,317,383
4 1/2s, TBA, April 1, 2044		5,000,000	5,334,375
4s, with due dates from June 1, 2042 to November 1, 2042		6,019,774	6,213,301
4s, TBA, May 1, 2044		2,000,000	2,071,719
4s, TBA, April 1, 2044		3,000,000	3,118,359
3 1/2s, TBA, April 1, 2044		1,000,000	1,006,016
3s, TBA, May 1, 2044		1,000,000	962,539
3s, TBA, April 1, 2044		1,000,000	965,391

			28,149,164

Total U.S. government and agency mortgage obligations (cost $36,849,204)			$36,620,446

U.S. TREASURY OBLIGATIONS (33.1%)(a)
		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023		$990,000	$1,292,230
4 1/2s, August 15, 2039(SEG)		7,201,000	8,470,176

U.S. Treasury Notes
0 5/8s, May 31, 2017		8,927,000	8,823,782
0 1/4s, August 31, 2014		11,010,000	11,017,849
0 1/4s, May 31, 2014		3,000	3,001

Total U.S. treasury Obligations (cost $29,860,583)			$29,607,038

MORTGAGE-BACKED SECURITIES (27.7%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (27.7%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.169s, 2037		$68,815	$99,378
IFB Ser. 2979, Class AS, 23.705s, 2034		24,673	31,582
IFB Ser. 3072, Class SM, 23.228s, 2035		84,001	119,350
IFB Ser. 3072, Class SB, 23.082s, 2035		68,466	96,604
IFB Ser. 3065, Class DC, 19.395s, 2035		357,017	504,668
IFB Ser. 2990, Class LB, 16.55s, 2034		93,402	121,839
IFB Ser. 4105, Class HS, IO, 6.445s, 2042		731,004	182,839
IFB Ser. 3232, Class KS, IO, 6.145s, 2036		448,053	56,567
IFB Ser. 4136, Class ES, IO, 6.095s, 2042		727,475	133,128
IFB Ser. 4105, Class LS, IO, 5.995s, 2041		307,893	59,362
IFB Ser. 4240, Class SA, IO, 5.845s, 2043		507,478	116,304
IFB Ser. 311, Class S1, IO, 5.795s, 2043		1,821,537	400,745
IFB Ser. 14-326, Class S2, IO, 5.792s, 2044		1,520,000	354,324
IFB Ser. 315, Class S1, IO, 5.765s, 2043		580,078	131,982
IFB Ser. 3852, Class SG, 4 7/8s, 2041		680,149	639,388
Ser. 4122, Class TI, IO, 4 1/2s, 2042		808,061	183,915
Ser. 4018, Class DI, IO, 4 1/2s, 2041		1,193,264	223,606
Ser. 4116, Class MI, IO, 4s, 2042		1,613,674	331,328
Ser. 4019, Class JI, IO, 4s, 2041		1,316,358	249,581
Ser. 13-303, Class C19, IO, 3 1/2s, 2043		509,145	119,099
Ser. 4122, Class AI, IO, 3 1/2s, 2042		1,055,023	168,807
Ser. 304, IO, 3 1/2s, 2027		1,348,885	162,932
Ser. 304, Class C37, IO, 3 1/2s, 2027		989,895	120,827
Ser. 4141, Class PI, IO, 3s, 2042		868,955	119,759
Ser. 4158, Class TI, IO, 3s, 2042		2,226,416	308,136
Ser. 4165, Class TI, IO, 3s, 2042		2,345,776	326,063
Ser. 4171, Class NI, IO, 3s, 2042		1,378,329	188,280
Ser. 4183, Class MI, IO, 3s, 2042		718,199	98,824
Ser. 3835, Class FO, PO, zero %, 2041		1,788,783	1,481,739
Ser. 3391, PO, zero %, 2037		18,545	15,468
Ser. 3300, PO, zero %, 2037		10,228	9,079
FRB Ser. 3326, Class WF, zero %, 2035		2,173	1,869

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.975s, 2036		62,554	117,881
IFB Ser. 06-8, Class HP, 24.001s, 2036		88,421	135,212
IFB Ser. 05-45, Class DA, 23.854s, 2035		133,389	198,556
IFB Ser. 07-53, Class SP, 23.634s, 2037		98,386	144,589
IFB Ser. 08-24, Class SP, 22.718s, 2038		491,227	731,929
IFB Ser. 05-122, Class SE, 22.56s, 2035		130,720	187,635
IFB Ser. 05-75, Class GS, 19.787s, 2035		89,960	119,771
IFB Ser. 05-106, Class JC, 19.646s, 2035		103,369	150,088
IFB Ser. 05-83, Class QP, 16.993s, 2034		42,170	54,345
IFB Ser. 11-4, Class CS, 12.592s, 2040		265,900	312,738
IFB Ser. 13-19, Class DS, IO, 6.046s, 2041		1,260,861	230,452
Ser. 06-10, Class GC, 6s, 2034		393,227	405,024
IFB Ser. 13-59, Class SC, IO, 5.996s, 2043		913,302	202,496
IFB Ser. 13-128, Class SA, IO, 5.846s, 2043		877,860	193,884
IFB Ser. 13-101, Class AS, IO, 5.796s, 2043		1,137,351	256,109
IFB Ser. 13-103, Class SK, IO, 5.766s, 2043		336,567	76,602
IFB Ser. 13-136, Class SB, IO, 5.746s, 2044		2,647,696	535,708
IFB Ser. 13-102, Class SH, IO, 5.746s, 2043		907,582	196,764
Ser. 409, Class 82, IO, 4 1/2s, 2040		742,237	145,100
Ser. 418, Class C24, IO, 4s, 2043		685,523	163,080
Ser. 12-96, Class PI, IO, 4s, 2041		743,981	133,098
Ser. 409, Class C16, IO, 4s, 2040		1,055,006	212,318
Ser. 418, Class C15, IO, 3 1/2s, 2043		1,416,676	327,717
Ser. 12-124, Class JI, 3 1/2s, 2042		517,632	82,236
Ser. 13-22, Class PI, IO, 3 1/2s, 2042		985,147	206,882
Ser. 417, Class C19, IO, 3 1/2s, 2033		1,224,676	181,191
Ser. 13-55, Class IK, IO, 3s, 2043		736,560	104,982
Ser. 12-145, Class TI, IO, 3s, 2042		874,806	98,066
Ser. 13-35, Class IP, IO, 3s, 2042		893,073	102,982
Ser. 13-55, Class PI, IO, 3s, 2042		1,374,519	173,643
Ser. 13-53, Class JI, IO, 3s, 2041		914,745	122,776
Ser. 13-23, Class PI, IO, 3s, 2041		1,048,922	109,591
Ser. 13-30, Class IP, IO, 3s, 2041		1,488,937	155,609
Ser. 13-23, Class LI, IO, 3s, 2041		847,118	90,438
FRB Ser. 03-W8, Class 3F2, 0.504s, 2042		7,869	7,698
FRB Ser. 07-95, Class A3, 0.404s, 2036		1,868,618	1,775,187
Ser. 08-53, Class DO, PO, zero %, 2038		92,445	74,114
Ser. 07-44, Class CO, PO, zero %, 2037		38,153	32,266
Ser. 1988-12, Class B, zero %, 2018		1,028	977

Government National Mortgage Association
IFB Ser. 11-72, Class SE, 7.203s, 2041		1,341,000	1,247,130
IFB Ser. 11-81, Class SB, IO, 6.55s, 2036		1,065,093	183,814
IFB Ser. 11-56, Class SI, IO, 6.493s, 2041		2,163,201	388,362
IFB Ser. 10-85, Class SE, IO, 6.393s, 2040		407,982	78,561
IFB Ser. 13-27, Class SW, IO, 6.343s, 2040		467,227	88,292
IFB Ser. 12-149, Class LS, IO, 6.093s, 2042		397,882	64,505
IFB Ser. 13-87, Class AS, IO, 6.043s, 2043		301,995	52,849
IFB Ser. 13-122, Class DS, IO, 5.993s, 2043		367,372	59,103
IFB Ser. 13-165, Class LS, IO, 5.993s, 2043		438,940	76,652
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040		2,014,624	365,352
IFB Ser. 11-146, Class AS, IO, 5.945s, 2041		586,242	117,981
Ser. 13-149, Class MS, IO, 5.943s, 2039		908,384	144,769
IFB Ser. 13-129, Class SA, IO, 5.943s, 2043		365,573	62,060
IFB Ser. 13-134, Class DS, IO, 5.943s, 2043		829,022	140,644
IFB Ser. 11-128, Class TS, IO, 5.895s, 2041		411,592	82,977
IFB Ser. 12-34, Class SA, IO, 5.893s, 2042		894,015	186,250
IFB Ser. 10-120, Class SA, IO, 5.893s, 2040		1,153,178	205,381
IFB Ser. 10-89, Class SD, IO, 5.773s, 2040		592,152	103,627
IFB Ser. 11-70, Class SN, IO, 5.745s, 2041		259,000	63,064
Ser. 13-3, Class IT, IO, 5s, 2043		647,178	141,290
Ser. 13-6, Class OI, IO, 5s, 2043		513,020	111,643
Ser. 13-16, Class IB, IO, 5s, 2040		876,756	95,117
Ser. 10-35, Class UI, IO, 5s, 2040		1,240,351	286,831
Ser. 10-9, Class UI, IO, 5s, 2040		3,485,065	750,576
Ser. 09-121, Class UI, IO, 5s, 2039		1,372,544	322,122
Ser. 13-24, Class IK, IO, 4 1/2s, 2043		777,124	167,602
Ser. 12-129, Class IO, IO, 4 1/2s, 2042		1,048,026	246,747
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		828,561	150,632
Ser. 10-35, Class AI, IO, 4 1/2s, 2040		1,680,549	342,647
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		1,500,407	309,564
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		1,703,947	359,898
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		671,032	70,841
Ser. 13-165, Class IL, IO, 4s, 2043		405,687	70,748
Ser. 12-56, Class IB, IO, 4s, 2042		1,429,746	334,794
Ser. 12-47, Class CI, IO, 4s, 2042		635,369	148,535
Ser. 14-4, Class IK, IO, 4s, 2039		916,111	157,076
Ser. 10-114, Class MI, IO, 4s, 2039		1,433,490	206,924
Ser. 10-116, Class QI, IO, 4s, 2034		776,168	54,320
Ser. 13-79, Class PI, IO, 3 1/2s, 2043		1,046,588	175,052
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		772,572	124,662
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		681,828	118,754
Ser. 14-46, Class JI, IO, 3 1/2s, 2041		564,000	88,413
Ser. 13-18, Class GI, IO, 3 1/2s, 2041		799,267	124,446
Ser. 12-71, Class JI, IO, 3 1/2s, 2041		786,656	106,127
Ser. 12-48, Class KI, IO, 3 1/2s, 2039		780,440	139,441
Ser. 10-151, Class KO, PO, zero %, 2037		100,014	85,635
Ser. 06-36, Class OD, PO, zero %, 2036		4,861	4,234

			24,713,150

Total mortgage-backed securities (cost $23,164,481)			$24,713,150

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/$99.56	$5,000,000	$56,090

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/99.75	5,000,000	47,375

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.59	5,000,000	60,820

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/100.34	5,000,000	53,935

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.41	5,000,000	35,790

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.20	5,000,000	30,985

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/100.00	5,000,000	26,680

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/101.03	5,000,000	22,495

Total purchased options outstanding (cost $371,486)			$334,170

SHORT-TERM INVESTMENTS (28.7%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.06%(AFF)		16,164,288	$16,164,288

Federal Home Loan Bank discounted commercial paper with an effective yield of 0.06%, April 25, 2014		4,000,000	3,999,840

Federal National Mortgage Association discounted commercial paper with an effective yield of 0.06%, April 30, 2014		4,000,000	3,999,807

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.13%, November 13, 2014(SEG)(SEGCCS)		$408,000	407,827

U.S. Treasury Bills with an effective yield of 0.11%, August 21, 2014(SEGCCS)		288,000	287,935

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.10%, May 29, 2014(SEGSF)(SEGCCS)		198,000	197,969

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014(SEGSF)		590,000	589,997

Total short-term investments (cost $25,647,465)			$25,647,663

TOTAL INVESTMENTS

Total investments (cost $115,893,219)(b)			$116,922,467

FUTURES CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	77	$19,079,638	Sep-15	$26,045
U.S. Treasury Bond 30 yr (Long)	3	399,656	Jun-14	5,619
U.S. Treasury Bond Ultra 30 yr (Short)	2	288,938	Jun-14	1,434
U.S. Treasury Note 2 yr (Long)	29	6,367,313	Jun-14	(7,305)
U.S. Treasury Note 5 yr (Short)	4	475,813	Jun-14	2,297
U.S. Treasury Note 10 yr (Long)	15	1,852,500	Jun-14	(7,091)

Total				$20,999

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/14 (premiums $229,532) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.60)/3 month USD-LIBOR-BBA/Jan-25
	Jan-15/2.60	5,453,700	$ 32,450
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18
	Mar-18/6.00	910,000	156,359

(2.60)/3 month USD-LIBOR-BBA/Feb-25
	Jan-15/2.60	2,726,900	16,525

Total			$205,334

WRITTEN OPTIONS OUTSTANDING at 3/31/14 (premiums $330,469) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/$100.16	$5,000,000	$36,315
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.34	5,000,000	31,675
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.75	5,000,000	19,555
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Jun-14/100.94	5,000,000	16,160
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.59	5,000,000	34,460
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/99.34	5,000,000	30,620
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.59	5,000,000	17,645
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jun-14/98.34	5,000,000	14,880
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.41	5,000,000	15,190
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.20	5,000,000	13,375
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/99.00	5,000,000	11,125
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.41	5,000,000	5,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.20	5,000,000	4,175
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	May-14/98.00	5,000,000	3,255
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/100.03	5,000,000	2,560
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/99.03	5,000,000	55

Total			$256,325

TBA SALE COMMITMENTS OUTSTANDING at 3/31/14 (proceeds receivable $9,427,598) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2044	$5,000,000	4/10/14	$5,334,375
Federal National Mortgage Association, 4s, April 1, 2044	3,000,000	4/10/14	3,118,359
Federal National Mortgage Association, 3s, April 1, 2044	1,000,000	4/10/14	965,391

Total			$9,418,125

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$12,313,500	(E)	$5,641	6/18/16	3 month USD-LIBOR-BBA	0.75%	$(10,956)
	4,806,800	(E)	(5,801)	6/18/19	3 month USD-LIBOR-BBA	2.00%	4,506
	373,300	(E)	1,270	6/18/24	3 month USD-LIBOR-BBA	3.00%	(843)
	893,100	(E)	27,437	6/18/44	3 month USD-LIBOR-BBA	3.75%	(2,452)
	1,196,700	(E)	(11)	5/23/19	3 month USD-LIBOR-BBA	1.875%	1,970
	2,609,700		(34)	3/27/24	3 month USD-LIBOR-BBA	2.87%	(5,667)
	2,094,300	(E)	(30)	5/23/24	3 month USD-LIBOR-BBA	2.845%	(12,028)
	1,053,100	(E)	(10)	5/27/19	3 month USD-LIBOR-BBA	1.885%	1,657
	1,615,600	(E)	(22)	5/27/24	3 month USD-LIBOR-BBA	2.86%	(7,809)

	Total		$28,440	$(31,622)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$399,343	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(351)
297,863	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(262)
2,043,223	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	938
241,713	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(111)
Barclays Bank PLC
496,638	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	590
350,041	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(144)
1,037,921	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,135)
886,605	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	455
792,883	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	283
2,712,339	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,193)
3,463,102	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,235
470,275	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	168
94,187	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(60)
4,373,554	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,559
456,902	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(210)
237,118	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(254)
2,322,234	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,014)
2,609,554	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	930
784,443	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(498)
20,112	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(82)
141,082	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	50
154,103	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(17)
980,112	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,960)
572,235	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(503)
93,344	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	48
402,943	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	479
1,489,360	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	531
22,767	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12
73,504	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38
53,339	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27
2,352,553	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,106)
771,025	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,247)
358,422	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(894)
179,262	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(447)
179,262	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(447)
359,649	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(897)
934,250	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,331)
359,649	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(897)
282,977	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,157)
718,174	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,792)
295,803	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	243
471,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,425)
Citibank, N.A.
142,963	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	51
912,092	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	419
Credit Suisse International
401,286	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	184
165,990	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	76
410,698	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	188
447,231	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	367
Goldman Sachs International
564,742	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,309)
435,684	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,781)
1,430,140	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,530)
547,258	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,237)
868,686	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(357)
868,686	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(357)
1,243,217	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(571)
808,406	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,442)
303,695	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(917)
838,508	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(385)
304,601	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(140)
206,539	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(181)
2,303	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2)
592,637	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(634)
421,424	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(370)
1,107,351	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,345)
41,032	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(124)
109,452	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(331)
123,398	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(505)
618,912	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,530)
580,485	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(239)
642,909	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(264)
1,003,956	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,074)
686,081	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(282)
JPMorgan Chase Bank N.A.
848,348	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(389)
558,140	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(495)

Total	—	$(58,354)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $89,356,787.
(b)	The aggregate identified cost on a tax basis is $115,919,207, resulting in gross unrealized appreciation and depreciation of $2,776,799 and $1,773,539, respectively, or net unrealized appreciation of $1,003,260.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$14,796,396	$3,671,176	$2,303,284	$1,551	$16,164,288
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $27,705,776 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premium is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $187,128 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $139,987.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$24,713,150	$—
Purchased options outstanding	—	334,170	—
U.S. government and agency mortgage obligations	—	36,620,446	—
U.S. treasury obligations	—	29,607,038	—
Short-term investments	16,164,288	9,483,375	—

Totals by level	$16,164,288	$100,758,179	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$20,999	$—	$—
Written options outstanding	—	(256,325)	—
Written swap options outstanding	—	(205,334)	—
TBA sale commitments	—	(9,418,125)	—
Interest rate swap contracts	—	(60,062)	—
Total return swap contracts	—	(58,354)	—

Totals by level	$20,999	$(9,998,200)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$392,391	$617,297

Total	$392,391	$617,297

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchaed TBA commitment option contracts (contract amount)		$30,000,000
Written TBA commitment option contracts (contract amount)		$60,000,000
Written swap option contracts (contract amount)		$11,300,000
Futures contracts (number of contracts)		100
Centrally cleared interest rate swap contracts (notional)		$34,500,000
OTC total return swap contracts (notional)		$56,100,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker) PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$94,952	$—	$—	$—	$—	$—	$94,952
	OTC Total return swap contracts*#	938	6,648	—	470	815	—	—	—	8,871
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Purchased options#	—	—	—	—	—	—	334,170	—	334,170

	Total Assets	$938	$6,648	$94,952	$470	$815	$—	$334,170	$—	$437,993
	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	117,832	—	—	—	—	—	117,832
	OTC Total return swap contracts*#	724	42,710	—	—	—	22,907	884	—	67,225
	Futures contracts§	—	—	—	—	—	—	—	5,394	5,394
	Written swap options#	32,450	—	—	—	—	—	172,884	—	205,334
	Written options#	—	—	—	—	—	—	256,325	—	256,325

	Total Liabilities	$33,174	$42,710	$117,832	$—	$—	$22,907	$430,093	$5,394	$652,110

	Total Financial and Derivative Net Assets	$(32,236)	$(36,062)	$(22,880)	$470	$815	$(22,907)	$(95,923)	$(5,394)	$(214,117)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$(95,923)	$—	$(95,923)
	Net amount	$(32,236)	$(36,062)	$(22,880)	$470	$815	$(22,907)	$—	$(5,394)	$(118,194)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014